Earnings Per Share - Schedule of Loss Per share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 INR (₨) ₨ / shares shares	Mar. 31, 2016 INR (₨) ₨ / shares shares
Class of Stock [Line Items]
Net loss attributable to APGL equity shareholders	₨ (820,682)	$ (12,606)	₨ (1,172,645)	₨ (1,650,189)
Total (A)	₨ (827,079)	$ (12,704)	₨ (1,452,571)	₨ (3,027,937)
Shares outstanding for allocation of undistributed income:
Equity shares	25,996,932	25,996,932	25,915,956	1,758,080
Weighted average shares outstanding
Equity shares (B)	25,974,111	25,974,111	13,040,618	1,758,080
Net loss per share - basic and diluted
Equity shares (C=A/B) per share | (per share)	₨ (32.00)	$ (0.49)	₨ (111.00)	₨ (1,722.00)
Compulsorily Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Accretion to redemption value | ₨			₨ (235,853)	₨ (1,347,923)
Redeemable Non-controlling Interest [Member]
Class of Stock [Line Items]
Accretion to redemption value	₨ (6,397)	$ (98)	₨ (44,073)	₨ (29,825)